                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                           VAN KAMPEN TECHNOLOGY FUND
                         SUPPLEMENT DATED MARCH 9, 2006
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 30, 2005
                                    AND THE
               CLASS I SHARES PROSPECTUS DATED DECEMBER 30, 2005

     Each Prospectus is hereby supplemented as follows:

     The first and second paragraphs in the section entitled "INVESTMENT ADVISORY SERVICES - PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Sector Funds team. The team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are David Walker, an Executive Director of the Adviser, and Mary Jayne Maly, a Managing Director of the Adviser.

     Mr. Walker has been associated with the Adviser in an investment management capacity since 1990 and began managing the Fund in June 1999. Ms. Maly has been associated with the Adviser in an investment management capacity since 1992 and began managing the Fund in March 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   TECHSPT  3/06
                                                                     65029SPT-02
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                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                           VAN KAMPEN TECHNOLOGY FUND

                     SUPPLEMENT DATED MARCH 9, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 30, 2005,
                 AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The first six paragraphs of the section entitled "FUND MANAGEMENT - OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS" are hereby deleted in their entirety and replaced with the following:

     As of January 31, 2006, David Walker managed seven mutual funds with a total of approximately $8.1 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

     As of January 31, 2006, Mary Jayne Maly managed three mutual funds with a total of approximately $731.7 million in assets; one pooled investment vehicle other than mutual funds with a total of approximately $93 million in assets; and one other account with a total of approximately $292.3 million in assets.

     (2) The section entitled "FUND MANAGEMENT - SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS" is hereby deleted and replaced with the following:

     As of January 31, 2006, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

     David Walker - None
     Mary Jayne Maly - None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                TECHSPTSAI  3/06